HIRE PURCHASE (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Aug. 28, 2025	Apr. 30, 2021	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Acquisition of motor vehicle	$ 58,107	$ 69,148
Hire purchase loan amount	$ 47,551	$ 36,006
Hire purchase loan, term	36 months	36 months
Hire purchase loan, interest rate	4.16%	1.88%
Hire purchase loan, first installment date	Sep. 01, 2025	Jun. 05, 2021
Hire purchase loan, frequency of installment	monthly	monthly
Monthly installment	$ 1,369	$ 1,063
Hire purchase loan repaid			$ 1,369	$ 4,789
Hire purchase loan outstanding			$ 46,312	$ 0